Transactions with Related Parties and Joint Operators (Details) - Schedule of Key Management Compensation - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Joint operations
Receivable Current portion	S/ 15,443	S/ 27,745
Payable Current portion	22,645	40,134
Consorcio Constructor Chavimochic [Member]
Joint operations
Receivable Current portion
Payable Current portion	9,313	9,421
Consorcio GyM Conciviles [Member]
Joint operations
Receivable Current portion
Payable Current portion	5,709	1,426
Consorcio Peruano de Conservacion [Member]
Joint operations
Receivable Current portion	799	752
Payable Current portion	2,762	2,629
Consorcio Vial Quinua [Member]
Joint operations
Receivable Current portion
Payable Current portion	1,945	1,945
Consorcio Intipunku [Member]
Joint operations
Receivable Current portion	5,647	4,030
Payable Current portion	114	3,104
Consorcio Manperan [Member]
Joint operations
Receivable Current portion	451	603
Payable Current portion	1,721	4,064
Consorcio TNT Vial y Vives – DSD Chile Ltda [Member]
Joint operations
Receivable Current portion		8,664
Payable Current portion	558	3,153
Consorcio Rio Urubamba [Member]
Joint operations
Receivable Current portion	1,911	9,606
Payable Current portion
Consorcio Italo Peruano [Member]
Joint operations
Receivable Current portion	1,648	1,524
Payable Current portion
Consorcio Ermitano [Member]
Joint operations
Receivable Current portion	526	547
Payable Current portion
Consorcio Rio Mantaro [Member]
Joint operations
Receivable Current portion
Payable Current portion		12,247
Others [Member]
Joint operations
Receivable Current portion	4,461	2,019
Payable Current portion	523	2,145
Non-current portion
Receivable Non-current portion	563
Payable Non-current portion
Ferrovias S.A. [Member]
Joint operations
Receivable Current portion
Payable Current portion	21,727	13,354
Non-current portion
Receivable Non-current portion
Payable Non-current portion	15,761	15,054
Other Related Parties [Member]
Joint operations
Receivable Current portion
Payable Current portion	21,727	13,354
Current portion [Member]
Joint operations
Receivable Current portion	15,443	27,745
Payable Current portion	44,372	53,488
Gasoducto Sur Peruano S.A. [Member]
Non-current portion
Receivable Non-current portion	527,722	542,392
Payable Non-current portion
Ferrovias Participaciones S.A. [Member]
Non-current portion
Receivable Non-current portion
Payable Non-current portion	12,803	12,239
Non-current [Member]
Non-current portion
Receivable Non-current portion	528,285	542,392
Payable Non-current portion	S/ 28,564	S/ 27,293